23. EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2017
Employee Benefits
23. EMPLOYEE BENEFITS
23.1	Employee benefits and expenses

Changes in classes of expenses by employee are detailed as follows:

	From January 1	From January 1	From January 1
	to December 31, 2017	to December 31, 2016	to December 31, 2015
Employee benefits and expenses	ThCh$	ThCh$	ThCh$
Employee benefits	105,363,612	105,530,543	100,490,048
Salaries and wages	72,696,365	73,352,423	69,820,293
Social insurance	7,258,886	7,462,819	7,360,309
Profit-sharing and bonuses, current	15,410,012	16,247,241	14,732,107
Other personnel expenses	6,118,720	6,137,448	6,047,226
Termination benefits	3,879,629	2,330,612	2,530,113

23.2	Provision for current employee benefits

	As of December 31, 2017	As of December 31, 2016
Description	ThCh$	ThCh$
Employee profit participation	9,390,510	9,330,828
Vacations	4,943,744	5,240,517
Other	740,699	1,249,940
Total	15,074,953	15,821,285

23.3	Non-current provisions for employee benefits addition, the Company’s consolidated operating results for the year ended December

A.	General aspects:

Viña Concha y Toro and some of its subsidiaries located in Chile provide severance indemnity benefit plans to active employees which are determined and recorded in the financial statements following the criteria described in 2.17 accounting policies. These benefits are mainly referred to:

-	Defined Benefits:

Severance indemnity: The beneficiaries perceive an equivalent to a determined number of days per contractual years of service, at his/her retirement date and/or due to cease of his/her functions. In case of dissociation due to a Company decision, beneficiaries receive the equivalent stipulated by law.

Seniority bonus: The amount of this benefit is defined only once after 10 or 15 years of service of employees (depending of the contract), every 5 years of service.

B.	Openings, changes and presentation in financial statements:

Balances of provisions due to benefits to employees, non-current are as follows:

	As of December 31, 2017	As of December 31, 2016
Description	ThCh$	ThCh$
Severance indemnity payment and seniority bonus	2,829,938	2,859,643
Total	2,829,938	2,859,643

Changes in obligations for employment termination for the years ended as of December 31, 2017, 2016 and 2015 is detailed as follows:

Non-current employee benefits	ThCh$
Balance as of December 31, 2014	2,463,037
Cost of services, current period	316,953
Interest cost	99,742
Actuarial gain	(25,206)
Benefits paid	(237,019)
Balance as of December 31, 2015	2,617,507
Cost of services, current period	344,170
Interest cost	129,303
Actuarial gain	(52,739)
Benefits paid	(178,598)
Balance as of December 31, 2016	2,859,643
Cost of services, current period	412,499
Interest cost	48,246
Actuarial gain	(109,380)
Benefits paid	(381,070)
Balance as of December 31, 2017	2,829,938

Composition per type of provision	ThCh$
Provision of severance indemnity payments	2,477,899
Provision for seniority bonus	352,039
Balance as of December 31, 2017	2,829,938

The Company’s policy is to accrue a determined number of days per year with respect to severance indemnities and in case of dissociation, the employee perceives the indemnity stipulated by law in the Chilean Labor Code (30 days per year with a limit of 11 years).

The main actuarial assumptions used for the calculation of non-current employee benefit obligations is detailed as follows:

	As of December 31,	As of December 31,	As of December 31,
Actuarial assumptions	2017	2016	2015
Retirement rate	0.71%	0.70%	1.00%
Mortality rate	RV-2014	RV-2009	RV-2009
Future permanence	8.51	8.37	7.50
Discount rate	1.71%	4.29%	4.60%

The amounts recorded in the consolidated statements of income by function are as follows:

	From January 1	From January 1	From January 1
	to December 31, 2017	to December 31, 2016	to December 31, 2015
Expense recognized for employment termination benefits	ThCh$	ThCh$	ThCh$
Cost of services, current period	412,499	344,170	316,953
Interest cost	48,246	129,303	99,742
Unaccrued benefits paid	2,320,194	1,539,411	1,811,732
Total expense recognized in the Consolidated Statement of Income by Function	2,780,939	2,012,884	2,228,427

Sensitivity analysis

As of December 31, 2017, the sensitivity of the value for post-employment benefits before variations in the discount rate of 1% in the case of an increase in the rate represents a decrease of ThCh$ 142,978 (ThCh$ 215,907 as of December 31, 2016) and in case of a decrease in the rate represents an increase of ThCh$ 179,627 (ThCh$ 235,911 as of December 31, 2016).